Statements of Net Assets Available for Benefits - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments at fair value	$ 12,007,330	$ 10,652,600
Fully benefit-responsive investment contracts at contract value	418,633	466,733
Total investments	12,425,963	11,119,333
Receivables
Notes receivable from participants	147,667	141,558
Employer's contributions	9,858	8,853
Total receivables	157,525	150,411
Total Assets	12,583,488	11,269,744
Net assets available for benefits	$ 12,583,488	$ 11,269,744